Financial Instruments and Derivatives - Credit Risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Expected credit loss, percent	0.92%	0.90%
Credit risk | Investment grade
Disclosure of credit risk exposure [line items]
Concentration percentage	96.00%
Credit risk | More than 90 days | Trade receivables
Disclosure of credit risk exposure [line items]
Concentration percentage	3.00%	5.00%